Financial Liabilities	12 Months Ended
Dec. 31, 2018
Financial Liabilities
Financial Liabilities

(20)    Financial Liabilities

This note provides information on the contractual conditions of the Group's financial liabilities, which are measured at amortized cost. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 30.

Details at 31 December 2018 and 2017 are as follows:

	Thousands of Euros
Financial liabilities	31/12/2018	31/12/2017
Non-current obligations (a)	1,000,000	853,667
Senior secured debt (b)	4,771,285	4,849,882
Other loans (b)	239,686	169,214
Finance lease liabilities (c)	9,537	5,415
Other non-current financial liabilities (e)	78,955	23,637
Total non-current financial liabilities	6,099,463	5,901,815
Current obligations (a)	102,978	95,538
Senior secured debt (b)	129,955	4,057
Other loans (b)	24,839	29,527
Finance lease liabilities (c)	3,348	3,945
Other current financial liabilities (e)	16,262	22,003
Total current financial liabilities	277,382	155,070

In September 2018, Grifols obtained a new non-current loan from the European Investment Bank totaling Euros 85,000 thousand that will be used by Grifols to support its investments in R&D, mainly focused on the search for new therapeutic indications for plasma-derived protein therapies. The financial terms include a fixed interest rate, a maturity of 10 years with a grace period of 2 years. At 31 December 2018, the carrying amount of the loans obtained from the European Investment Bank amounts to Euros 244,375 thousand (Euros 170,000 thousand at 31 December, 2017).

On 5 December 2017 the Group received a loan from the European Investment Bank totaling Euros 85 million, falling due in 10 years, at a fixed rate and with a grace period of 2 years. The loan will be used to support certain investments the Group's R&D which are mainly focused on searching for new applications for plasmatic proteins.

On 28 October 2015, the Group received its first loan from the same entity and with the same terms for a total amount of Euros 100 million.

On 18 April 2017 the Group concluded the refinancing process of the Senior Unsecured Notes. The total note issuance amounted to Euros 1,000 million.

On 6 February 2017 the Group concluded the refinancing process of its senior debt. The total debt refinanced amounts to US Dollars 6,300 million (Euros 5,800 million), including the US Dollars 1,816 million loan obtained for the acquisition of Hologic's transfusional diagnostics unit. Following the refinancing process, Grifols’ debt structure consisted of a US Dollars 6,000 million non-current loan from institutional investors and banks segmented in two tranches (Term Loan A and Term Loan B), and a US Dollars 300 million undrawn revolving credit facility.

Retrospectively as of 1 January 2018, Grifols has calculated the impact of the entry into force of the new IFRS 9 on the refinancing process of the Senior Unsecured Notes and the Senior debt, concluding that the refinancing of the notes caused a derecognition of the liability as they did not pass the new quantitative test, whereas the senior debt did not result in a derecognition of the liability.

According to the IASB’s interpretation published in October 2017, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the modified cash flows, discounted at the original effective interest rate of the liability. Due to the retrospective effect of IFRS 9, any gains or losses from the modification of financial liabilities that arise from applying the new standard in years prior to 1 January 2018 have been recognized in reserves, generating a positive net impact of Euros 24,636 thousand (see note 2 (c)).

(a)	Senior Unsecured Notes

On 18 April 2017, Grifols, S.A., issued US Dollars 1,000 million of Senior Unsecured Notes (the “Notes”) that will mature in 2025 and will bear annual interest at a rate of 3.20%. These notes replaced 97.1 % of the Senior Unsecured Notes issued in 2014 by Grifols Worldwide Operations Limited, a wholly-owned subsidiary of Grifols S.A., amounting to US Dollars 1,000 million, with a maturity in 2022 and with interest rate of 5.25% that was owned by a financial institution. The remaining 2.9% of the existing notes was redeemed before the exchange by an amount of Euros 26,618 thousand. The corresponding deferred costs of the notes have been recognized in profit and loss in 2017. On 2 May 2017 the Notes were admitted to listing on the Irish Stock Exchange.

Due to the implementation of IFRS 9, the refinancing of unsecured corporate notes has resulted in the decrease of liabilities by not passing the new quantitative test (see note 2).

Details of movement in the Senior Unsecured Notes at 31 December 2017 are as follows:

	Thousands of Euros
	Opening outstanding			Translation	Closing outstanding
	balance 01/01/17	Refinancing	Repayments	differences	balance 31/12/17
Senior Unsecured Notes (nominal amount)	948,677	108,597	(26,618)	(30,656)	1,000,000
Total	948,677	108,597	(26,618)	(30,656)	1,000,000

At 31 December 2018 and 2017 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

31/12/2017
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands of	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	Euros)	Euros)
Issue of bearer promissory notes	05/05/17	04/05/18	3,000	3.00%	92,109	(906)	(909)

31/12/2018
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/18	04/05/19	3,000	4.00%	99,990	(1,041)	(1,304)

(b)	Loans and borrowings

Details of loans and borrowings at 31 December 2018 and 2017 are as follows:

					Thousands of Euros
					31/12/2018		31/12/2017
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	2,052,403	1,949,782	1,959,476	1,959,476
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	607,000	576,650	607,000	607,000
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	2,620,087	2,548,035	2,501,459	2,457,684
Total senior debt					5,279,490	5,074,467	5,067,935	5,024,160
EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	63,750	100,000	74,375
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	85,000	85,000	85,000
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	85,000	—	—
Total EIB Loan					270,000	233,750	185,000	159,375
Revolving Credit	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	262,009	—	250,146	—
Total Revolving Credit					262,009	—	250,146	—

Other non-current loans	Euros	Euribor-Euribor+2.30%	25/03/2010	30/09/2024	26,680	5,936	33,180	9,839
Loan transaction costs					—	(303,182)	—	(174,278)
Non-current loans and borrowings					5,838,179	5,010,971	5,536,261	5,019,096

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	(*)	102,621	(*)	—
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	(*)	30,350	(*)	—
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	(*)	26,201	(*)	25,015
Total senior debt					—	159,172	—	25,015
EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
Total EIB Loan					—	10,625	—	10,625
Other current loans		0,10% - 4,62%			144,571	14,214	131,700	18,902
Loan transaction costs					—	(29,217)	—	(20,958)

Current loans and borrowings					144,571	154,794	131,700	33,584

(*)See amount granted under non-current debt

Current loans and borrowings include accrued interest amounting to Euros 2,546 thousand at 31 December 2018 (Euros 1,713 thousand at 31 December 2017).

On 6 February 2017 the Group refinanced its Senior Secured Debt with the existing lenders and obtained the additional debt for the acquisition of Hologic by an amount of US Dollars 1,816 million. The new senior debt consisted of a Term Loan A  (“TLA”), which amounted US Dollars 2,350 million and Euros 607 million with a 1.75%  margin over Libor and Euribor respectively and maturity in 2023 and quasi-bullet amortization structure, and a  Term Loan B  (“TLB”) which amounted US Dollars 3,000 million with a 2.25% margin over Libor and maturity in 2025. The borrowers of the total debt are Grifols Worldwide Operations Limited and Grifols, S.A. for the Term Loan A and Grifols Worldwide Operations USA, Inc. for the Term Loan B.

The present value discounted from cash flows under the new agreement, including any fees paid and discounted using the original effective interest rate differed by less than 10% of the present value discounted from cash flows remaining in the original debt, whereby it is considered that the debt instrument has not been substantially modified.

The costs of refinancing the senior debt amounted to Euros 84.8 million. Based on an analysis of the quantitative and qualitative factors, the Group concluded that the renegotiation of the terms of the senior debt did not imply a derecognition of the liability. The difference between the amortized cost of the debt applying the new IFRS 9 is Euros 332,399 thousand less than its nominal amount.

The terms and conditions of the senior secured debt are as follows:

•	Tranche A: six year loan divided into two tranches: US Tranche A and Tranche A in Euros.
•	US Tranche A :
•	Original principal amount of US Dollars 2,350 million.
•	Applicable margin of 175 basis points (bp) linked to US Libor.
•	Quasi-bullet amortization structure.
•	Maturity in 2023.
•	Tranche A in Euros :
•	Original principal amount of Euros 607 million.
•	Applicable margin of 175 basis ponts (bp) linked to Euribor.
•	Quasi-bullet amortization structure.
•	Maturity in 2023.

Details of Tranche A by maturity at 31 December 2018 are as follows:

	US Tranche A		Tranche A in Euros
Maturity	Principal in thousands of US Dollars	Principal in thousands of Euros	Principal in thousands of Euros

2019	117,500	102,621	30,350
2020	235,000	205,240	60,700
2021	235,000	205,240	60,700
2022	1,321,875	1,154,476	341,437
2023	440,625	384,826	113,813
Total	2,350,000	2,052,403	607,000

•	Tranche B: Senior Debt Loan repayable in eight years.
•	US Tranche B :
•	Original principal amount of US Dollars 3,000 million.
•	Applicable margin of 225 basis points (bp) linked to US Libor.
•	Quasi-bullet amortization structure.
•	Maturity in 2025.

Details of Tranche B by maturity at 31 December 2018 are as follows:

	US Tranche B
		Principal in thousands	Principal in thousands
Maturity	Currency	of US Dollars	of Euros

2019	US Dollars	30,000	26,201
2020	US Dollars	30,000	26,201
2021	US Dollars	30,000	26,201
2022	US Dollars	30,000	26,201
2023	US Dollars	30,000	26,201
2024	US Dollars	30,000	26,201
2025	US Dollars	2,767,500	2,417,030
Total	US Dollars	2,947,500	2,574,236

•

US Dollars 300 million committed credit revolving facility: Amount maturing on 2023 and applicable margin of 175 basis points (bp) pegged to US Libor. At 31 December 2018 and 2017 no amount has been drawn down on this facility.

The issue of senior unsecured notes and senior secured debt is subject to compliance with a leverage ratio covenant. At 31 December 2018 the Group complies with this covenant.

Both the Senior Term Loans and the Revolving Loans are guaranteed by Grifols, S.A. and certain significant subsidiaries of Grifols, S.A. that together with Grifols, S.A. represent, in the aggregate, at least 80% of the consolidated assets and consolidated EBITDA of Grifols, S.A. and its subsidiaries.

The Notes have been issued by Grifols S.A. and are guaranteed on a senior unsecured basis by subsidiaries of Grifols, S.A. that are guarantors and co-borrower under the New Credit Facilities. The guarantors are Grifols Worldwide Operations Limited, Biomat USA, Inc., Grifols Biologicals Inc., Grifols Shared Services North America, Inc., Grifols Diagnostic Solutions Inc., Grifols Therapeutics, Inc., Instituto Grifols, S.A., Grifols Worldwide Operations USA, Inc and Grifols USA, Llc.

(c)	Finance lease liabilities

Details of minimum payments and the present value of finance lease liabilities, by maturity date, are as follows:

	Thousands of Euros
	31/12/2018			31/12/2017
	Minimum			Minimum
	payments	Interest	Present Value	payments	Interest	Present Value
Maturity at:
Less than one year	3,576	228	3,348	4,305	360	3,945
Two years	3,339	123	3,216	2,636	179	2,457
Three years	2,606	82	2,524	1,461	88	1,373
Four years	1,971	53	1,918	814	60	754
Five years	1,578	32	1,546	369	42	327
More than five years	351	18	333	550	46	504
Total	13,421	536	12,885	10,135	775	9,360

(d)	Credit rating

In December 2018 and December 2017 Moody’s Investors Service has confirmed the ‘Ba3’ corporate family rating, ‘Ba2’ rating to the senior secured bank debt and ‘B2’ rating to the unsecured notes that were used to refinance the existing debt structure. The outlook is confirmed as stable.

In December 2018 and December 2017 Standard & Poor’s has confirmed its ‘BB’ rating on Grifols and has assigned ‘BB+’ and ‘B+’ issue ratings to Grifols’ senior secured debt and senior unsecured notes that were used to refinance the existing debt structure. The outlook for the rating is stable.

(e)	Other financial liabilities

At 31 December 2018 “other financial liabilities” include interest-free loans extended by governmental institutions amounting to Euros 16,559 thousand (Euros 20,306 thousand at 31 December 2017). The portion of the loans considered a grant and still to be taken to profit and loss amounts to Euros 696 thousand (Euros 812 thousand at 31 December 2017) (see note 18).

At 31 December 2017, "other current financial liabilities” included an amount of Euros 5,000 thousand related to the remaining call option extended by the Group and the shareholders of Progenika with maturity in 2018. This option was executed in June 2018.

At 31 December 2018 and 2017 “other current financial liabilities” also include approximately Euros 6,704 thousand and Euros 3,056 thousand, respectively, which have been collected directly from Spanish Social Security affiliated bodies and transferred to financial institutions (see note 13).

Details of the maturity of other financial liabilities are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Maturity at:
Up to one year	16,262	22,003
Two years	21,460	10,818
Three years	49,602	3,787
Four years	2,916	2,794
Five years	1,799	2,247
Over five years	3,178	3,991
	95,217	45,640

(f)	Changes in liabilities derived from financing activities

	Thousand of Euros
		Senior Secured
		debt & Other	Finance lease	Other financial
	Obligations	loans	liabilities	liabilities	Total

Book value at January 1, 2017	926,941	3,948,154	9,945	57,096	4,942,136
New financing	1,092,109	5,666,300	—	8,661	6,767,070
Refunds	(1,003,104)	(3,936,799)	(780)	(21,838)	(4,962,521)
Bear of interests	61,944	198,588	505	1,020	262,057
Other movements	(57,484)	(84,917)	—	—	(142,401)
Collection / Payment of interests	(44,432)	(162,647)	—	—	(207,079)
Business combination	—	—	—	2,163	2,163
Foreign exchange differences	(26,769)	(575,999)	(310)	(1,462)	(604,540)
Balance at December 31, 2017	949,205	5,052,680	9,360	45,640	6,056,885
New financing	99,990	85,000	—	6,789	191,779
Refunds	(92,244)	(45,225)	(1,001)	(20,041)	(158,511)
Bear of interests	31,694	253,673	409	865	286,641
Other movements (note 2)	146,333	(141,998)	—	—	4,335
Collection / Payment of interests	(32,000)	(193,146)	—	—	(225,146)
Business combination	—	—	4,007	57,816	61,823
Foreign exchange differences	—	154,781	110	4,148	159,039
Balance at December 31, 2018	1,102,978	5,165,765	12,885	95,217	6,376,845